Convertible Redeemable Preferred Shares (Rollforward of Carrying Amounts of Series A, Series B, Series C1, Series C2 and Series D shares) (Details) ¥ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Temporary Equity [Line Items]
Change in redemption value of preferred shares				¥ (25,332)	¥ (79,169)
Deemed dividend from issuance of preferred share series C2 (Note 17)					16,666
Series A Preferred Stock [Member]
Temporary Equity [Line Items]
Beginning balance				55,924	49,710
Change in redemption value of preferred shares				1,648	6,214
Issuance of preferred shares
Conversion of preferred shares into class A ordinary shares				(57,572)
Ending balance					55,924
Series B Preferred Stock [Member]
Temporary Equity [Line Items]
Beginning balance				202,125	180,182
Change in redemption value of preferred shares				5,957	21,943
Issuance of preferred shares
Conversion of preferred shares into class A ordinary shares				(208,082)
Ending balance					202,125
Series C1 Preferred Stock [Member]
Temporary Equity [Line Items]
Beginning balance				355,176	308,848
Change in redemption value of preferred shares				12,453	46,328
Issuance of preferred shares
Conversion of preferred shares into class A ordinary shares				(367,629)
Ending balance					355,176
Series C2 Preferred Stock [Member]
Temporary Equity [Line Items]
Beginning balance				37,630
Change in redemption value of preferred shares
Issuance of preferred shares					20,964
Deemed dividend from issuance of preferred share series C2 (Note 17)	¥ 16,666				16,666
Conversion of preferred shares into class A ordinary shares				(37,630)
Ending balance					37,630
Series D Preferred Stock [Member]
Temporary Equity [Line Items]
Beginning balance				150,430
Change in redemption value of preferred shares				5,274	4,684
Issuance of preferred shares					145,746
Conversion of preferred shares into class A ordinary shares				(155,704)
Ending balance					¥ 150,430